Intangible Assets - Aggregate Amortizations (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
INTANGIBLE ASSETS [Abstract]
2019	$ 1,166
2020	1,166
2021	1,166
2022 and thereafter	834
Total	$ 4,332	$ 8,080	$ 18,952